Restatement (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance sheet
Additional paid-in capital	$ 27,124,406	$ 28,698,619
Accumulated losses	(29,037,122)	(24,631,818)
Loss per share	$ 0.05	$ 0.21	$ 0.09
Statement of operations for the year ended December 31, 2011
Administrative expenses and other expenses		11,380,304
Premium paid on redemption of debenture payable		2,281,162
Net loss before tax	4,141,618	13,661,466	(2,886,988)
As previously reported [Member]
Balance sheet
Additional paid-in capital		26,419,357
Accumulated losses		(22,350,656)
Loss per share		$ 0.23
Statement of operations for the year ended December 31, 2011
Administrative expenses and other expenses		11,380,304
Premium paid on redemption of debenture payable
Net loss before tax		11,380,304
Effect of change [Member]
Balance sheet
Additional paid-in capital		2,279,262
Accumulated losses		(2,281,162)
Loss per share		$ (0.02)
Statement of operations for the year ended December 31, 2011
Administrative expenses and other expenses
Premium paid on redemption of debenture payable		2,281,162
Net loss before tax		$ 2,281,162